Trade Payables and Other Current Liabilities - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade payables	€ 164,787	€ 118,740
Payables to social security institutions	6,362	5,651
Payables to personnel	32,772	25,868
VAT Payables	5,195	583
Other tax payables	3,181	0
Accrued Income and Prepayments	8,222	3,509
Other current liabilities	10,081	8,655
Total trade payables and other current liabilities	€ 230,600	€ 163,006